FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M.Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut     April 15, 2013


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                     Wright Private Asset Management
                                                               FORM 13F
                                                               31-Mar-13

                                                      Form 13F Information Table                          Voting Authority
                                  Title               --------------------------                       -------------------------
                                   of                      Value      Shares/  Sh/  Put/ Invstmt Other
Name Of Issuer                    Class      CUSIP         (x$1000)   Prn Amt  Prn  Call Dscretn Mgrs   Sole   Shared     None
-------------------------         -----     ----------   ----------  -------- ---- ----- ------- ------ ------ -------   -------


Common Stock
------------
AT&T Inc                           COM      00206r102        565      15,396   SH         SOLE          13,650     0       1,746
American Express Co.               COM      025816109        279       4,135   SH         SOLE           4,095     0          40
Apple Computer  Inc                COM      037833100        301         680   SH         SOLE             674     0           6
Bank Of America Corp               COM      060505104        158      13,000   SH         SOLE          12,820     0         180
CVS/Caremark Corp                  COM      126650100        234       4,250   SH         SOLE           4,210     0          40
Caterpillar Inc                    COM      149123101        268       3,080   SH         SOLE           3,040     0          40
Chevron Corp                       COM      166764100        640       5,386   SH         SOLE           4,845     0         541
Cisco System Inc                   COM      17275r102        214      10,246   SH         SOLE          10,138     0         108
Consolidated Edison Inc            COM      209115104        228       3,741   SH         SOLE           2,900     0         841
Emerson Electric Co.               COM      291011104        230       4,123   SH         SOLE           3,170     0         953
Exxon Mobil Corp                   COM      30231g102        219       2,429   SH         SOLE           2,429     0
General Electric Co.               COM      369604103        277      11,966   SH         SOLE          10,490     0       1,476
Gilead Sciences Inc                COM      375558103        218       4,447   SH         SOLE           4,355     0          92
Honeywell Intl Inc                 COM      438516106        361       4,789   SH         SOLE           3,990     0         799
I B M                              COM      459200101        500       2,345   SH         SOLE           2,215     0         130
JP Morgan Chase & Co.              COM      46625h100        528      11,121   SH         SOLE           9,825     0       1,296
Johnson & Johnson                  COM      478160104        218       2,676   SH         SOLE           2,655     0          21
Mastercard Inc-Cl A                COM      57636Q104        281         520   SH         SOLE             515     0           5
McDonalds Corp                     COM      580135101        239       2,395   SH         SOLE           2,395     0
Microsoft Corp                     COM      594918104        235       8,224   SH         SOLE           8,150     0          74
Oracle Corp                        COM      68389x105        298       9,228   SH         SOLE           9,105     0         123
PNC Fin Services Group Inc         COM      693475105        201       3,028   SH         SOLE           2,330     0         698
Pfizer Inc                         COM      717081103        628      21,775   SH         SOLE          19,375     0       2,400
Philip Morris International        COM      718172109        308       3,317   SH         SOLE           2,915     0         402
US Bancorp                         COM      902973304        342      10,075   SH         SOLE           9,415     0         660
Verizon Communications             COM      92343v104        343       6,985   SH         SOLE           6,010     0         975
Wells Fargo Company                COM      949746101        307       8,291   SH         SOLE           8,221     0          70
                                                          --------
Total Common Stock                                         8,621
                                                          --------
GRAND TOTAL                                                8,621
                                                          ========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   27
Form 13F Information Table Value Total:              $ 8,621


List of Other Included Managers:            NONE